UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.3%
COMMUNICATIONS—TOWERS 1.0%
American Tower Corp.	280,040	$31,736,933

REAL ESTATE 97.3%
DIVERSIFIED 2.2%
Gramercy Property Trust	2,891,254	27,871,689
Vornado Realty Trust	399,819	40,465,681
		68,337,370
HEALTH CARE 11.0%
Brookdale Senior Living(a)	1,167,222	20,368,024
HCP	3,625,538	137,589,167
Healthcare Trust of America, Class A	1,868,506	60,950,666
Medical Properties Trust	3,683,332	54,402,813
Omega Healthcare Investors	1,093,227	38,754,897
Physicians Realty Trust	1,465,537	31,567,667
		343,633,234
HOTEL 3.3%
Extended Stay America	980,572	13,924,122
Hilton Worldwide Holdings	2,334,157	53,522,220
La Quinta Holdings(a)	1,260,560	14,093,061
Pebblebrook Hotel Trust	800,500	21,293,300
		102,832,703
INDUSTRIALS 6.1%
Prologis	3,529,179	188,952,244

NET LEASE 6.7%
Gaming and Leisure Properties	1,361,785	45,551,708
National Retail Properties	929,139	47,246,718
Spirit Realty Capital	5,863,345	78,158,389
STORE Capital Corp.	1,345,733	39,658,752
		210,615,567
OFFICE 12.8%
Alexandria Real Estate Equities	724,319	78,784,178
Douglas Emmett	1,757,221	64,367,005
Empire State Realty Trust, Class A	1,598,112	33,480,447
Equity Commonwealth(a)	1,073,768	32,449,269
Hudson Pacific Properties	1,460,968	48,022,018
Kilroy Realty Corp.	1,096,201	76,021,539

1

	Number of Shares	Value
SL Green Realty Corp.	609,441	$65,880,572
		399,005,028
RESIDENTIAL 23.0%
APARTMENT 21.0%
American Campus Communities	1,200,944	61,092,021
American Homes 4 Rent, Class A	2,282,047	49,383,497
Apartment Investment & Management Co.	2,535,540	116,406,641
AvalonBay Communities	217,722	38,719,681
Camden Property Trust	531,751	44,528,829
Education Realty Trust	1,081,623	46,661,216
Equity Residential	584,514	37,601,786
Essex Property Trust	413,476	92,081,105
UDR	4,626,969	166,524,614
		652,999,390
MANUFACTURED HOME 2.0%
Sun Communities	803,103	63,027,524
TOTAL RESIDENTIAL		716,026,914

SELF STORAGE 3.3%
CubeSmart	1,950,785	53,178,399
Extra Space Storage	621,230	49,331,874
		102,510,273
SHOPPING CENTERS 19.1%
COMMUNITY CENTER 7.4%
Brixmor Property Group	4,016,462	111,617,479
DDR Corp.	3,566,767	62,168,749
Retail Properties of America, Class A	2,010,128	33,770,150
Tanger Factory Outlet Centers	622,500	24,252,600
		231,808,978
REGIONAL MALL 11.7%
General Growth Properties	1,055,639	29,135,636
Simon Property Group	1,620,141	335,385,389
		364,521,025
TOTAL SHOPPING CENTERS		596,330,003

SPECIALTY 9.8%
Digital Realty Trust	990,068	96,155,404
DuPont Fabros Technology	1,436,843	59,269,774

2

		Number of Shares	Value
Equinix		305,784	$110,158,686
QTS Realty Trust, Class A		737,027	38,951,877
			304,535,741
TOTAL REAL ESTATE			3,032,779,077
TOTAL COMMON STOCK (Identified cost—$2,421,689,647)			3,064,516,010

SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(b)		18,000,000	18,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$18,000,000)			18,000,000
TOTAL INVESTMENTS (Identified cost—$2,439,689,647)	98.9%		3,082,516,010

OTHER ASSETS IN EXCESS OF LIABILITIES	1.1		35,093,580
NET ASSETS (Equivalent to $48.84 per share based on 63,830,631 shares of common stock outstanding)	100.0%		$3,117,609,590

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

3

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2016.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$3,064,516,010	$3,064,516,010	$—	$—
Short-Term Investments	18,000,000	—	18,000,000	—
Total Investments(a)	$3,082,516,010	$3,064,516,010	$18,000,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,439,689,647
Gross unrealized appreciation	$674,275,614
Gross unrealized depreciation	(31,449,251)
Net unrealized appreciation	$642,826,363

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 23, 2016